Interest-bearing loans and borrowings - Bank loans (Details)							1 Months Ended	12 Months Ended
	Dec. 02, 2021 USD ($) ship	Apr. 07, 2021 USD ($) extension_option	Sep. 11, 2020 USD ($)	Sep. 07, 2018 USD ($) installment ship	Mar. 22, 2018 USD ($) installment vessel	Apr. 25, 2017 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($) ship vessel	Dec. 31, 2020 USD ($)	Apr. 07, 2021 EUR (€)	Feb. 22, 2021 USD ($)	Sep. 11, 2020	Sep. 11, 2020 vessel	Sep. 11, 2020 very_large_crude_carrier	Sep. 11, 2020 suezmax_tanker_vessel_type	Aug. 28, 2019 USD ($) ship	Jun. 27, 2019 USD ($)	Jan. 01, 2019 USD ($)	Jun. 12, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jan. 30, 2017 USD ($)	Dec. 16, 2016 USD ($) ship	Aug. 19, 2015 USD ($) ship	Oct. 13, 2014 USD ($)	Mar. 25, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Lease liabilities																		$ 105,300,000
Borrowings							$ 1,744,859,000	$ 1,712,180,000	$ 1,273,413,000
Periodic payment								395,851,000	494,502,000
Ice Class Suezmax Vessels | Maximum
Disclosure of detailed information about borrowings [line items]
Finance portion of aggregate contract price, percent					70.00%
Vessels | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Contractual commitments for acquisition of property, plant and equipment, additional option to purchase | vessel					4
Vessels | VLCC Newton
Disclosure of detailed information about borrowings [line items]
Lease liabilities								23,400,000			$ 23,400,000
Senior secured amortizing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facility size								750,000,000															$ 750,000,000
Borrowings								$ 0	0
Number of vessels used as collateral | ship								8
Facility size								$ 8,474,000	45,958,000
Senior secured amortizing revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								1.95%															1.95%
Senior secured amortizing revolving credit facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																							21
Senior secured amortizing revolving credit facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																							4
Senior secured amortizing revolving credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Facility size								$ 409,500,000														$ 409,500,000
Borrowings								$ 65,000,000	65,000,000
Number of vessels used as collateral | vessel								7
Reduction of notional amount of debt							$ 56,900,000
Facility size								$ 125,880,000	175,605,000
Senior secured amortizing revolving credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								2.25%
Senior secured amortizing revolving credit facility due 2023 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																						11
Senior secured credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Facility size																									$ 500,000,000
Senior secured credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																									2.25%
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Facility size																					$ 110,000,000
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Facility size						$ 108,500,000
Borrowings								$ 76,000,000	83,200,000
Borrowings term						12 years
Number of installment payments | installment						24
Frequency of installment payments						6 months
Periodic payment						$ 3,600,000
Balloon installment to be paid						21,700,000
Borrowing costs capitalised						$ 3,200,000
Repayment notification term						180 days
Commercial Tranche Due 2029 With Margin Rate1.95
Disclosure of detailed information about borrowings [line items]
Facility size						$ 27,100,000		27,100,000
Margin rate						1.95%
Borrowings								25,102,000	25,554,000
Facility size								$ 25,102,000	25,554,000
Commercial Tranche Due 2029 With Margin Rate1.95 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								1.95%
Insured Tranche Due 2029 With Margin Rate 1.50
Disclosure of detailed information about borrowings [line items]
Facility size						$ 81,400,000		$ 81,400,000
Margin rate						1.50%
Borrowings								50,883,000	57,667,000
Facility size								$ 50,883,000	57,667,000
Insured Tranche Due 2029 With Margin Rate 1.50 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								1.50%
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Facility size				$ 200,000,000																$ 220,000,000
Number of vessels used as collateral | ship				9
Number of installment payments | installment				12
Frequency of installment payments				6 months
Borrowing costs capitalised					$ 1,600,000
Repayment notification term					13 months
Debt instrument, expected future payment				$ 55,000,000
Senior Secured Loans | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 130,300,000	143,600,000
Facility size					$ 173,600,000
Senior Secured Loans | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate				2.00%
Senior Secured Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Facility size					$ 69,400,000
Number of installment payments | installment					24
Periodic payment					$ 600,000
Balloon installment to be paid					$ 3,500,000
Senior Secured Credit Facility - Commercial Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate					2.00%
Senior Secured Credit Facility - ECA Tranche
Disclosure of detailed information about borrowings [line items]
Facility size					$ 104,200,000
Number of installment payments | installment					24
Periodic payment					$ 1,100,000
Senior Secured Credit Facility - ECA Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate					2.00%
Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Facility size				$ 581,000,000
Senior Secured Loan Facility | Gener8 Maritime, Inc.
Disclosure of detailed information about borrowings [line items]
Facility size																			$ 633,500,000
Number of vessels used as collateral | ship																13
Secured Loan Due 2020 With Margin Rate At 1.5%
Disclosure of detailed information about borrowings [line items]
Facility size				67,500,000
Secured Loan Due 2020 With Margin Rate At 1.225%
Disclosure of detailed information about borrowings [line items]
Facility size				$ 76,000,000
Secured vessels Revolving loan due 2025
Disclosure of detailed information about borrowings [line items]
Facility size								200,000,000.0
Borrowings								55,000,000	55,000,000
Facility size								$ 123,032,000	148,688,000
Secured vessels Revolving loan due 2025 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								2.00%
Secured vessels Revolving loan due 2021
Disclosure of detailed information about borrowings [line items]
Facility size		$ 80,000,000						$ 100,000,000.0									$ 100,000,000
Borrowings								0	0
Facility size								$ 0	100,000,000
Secured vessels Revolving loan due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								2.10%									2.10%
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Facility size								$ 700,000,000.0								$ 700,000,000
Borrowings								370,000,000	345,000,000
Facility size								$ 602,320,000	651,160,000
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								1.95%								1.95%
Senior secured credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Facility size																								$ 340,000,000
Secured vessels Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Facility size			$ 713,000,000					$ 713,000,000.0	713,000,000
Borrowings								524,135,000	185,000,000
Number of vessels used as collateral													16	13	3
Facility size								$ 649,695,000	469,000,000
Number of vessels used as collateral, under construction | very_large_crude_carrier														4
Secured vessels Revolving loan due 2026 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								2.35%				2.35%
Revolving credit facility due 2026
Disclosure of detailed information about borrowings [line items]
Facility size			$ 469,000,000
Reduced interest coupon			0.05%
Term loan facility due 2026
Disclosure of detailed information about borrowings [line items]
Facility size			$ 244,000,000
Unsecured Revolving loan due 2026
Disclosure of detailed information about borrowings [line items]
Facility size		$ 100,000,000								€ 80,000,000
Borrowings								$ 0
Borrowings term		3 years
Number of extension options | extension_option		2
Extension period		1 year
Secured vessels loan due 2028
Disclosure of detailed information about borrowings [line items]
Facility size	$ 73,450,000							73,450,000
Borrowings								0	0
Borrowings term	6 years
Facility size								$ 0	$ 0
Number of new items financed | ship	2
Integrated sustainability component, percent	41.00%
Secured vessels loan due 2028 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate								1.80%